Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.73228%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,140,311.49

Principal:
Principal Collections	$29,761,970.54
Prepayments in Full	$16,002,063.25
Liquidation Proceeds	$403,871.87
Recoveries	$17,947.27
Sub Total	$46,185,852.93
Collections	$51,326,164.42

Purchase Amounts:
Purchase Amounts Related to Principal	$110,506.84
Purchase Amounts Related to Interest	$702.82
Sub Total	$111,209.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,437,374.08

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,437,374.08
Servicing Fee	$1,095,932.69	$1,095,932.69	$0.00	$0.00	$50,341,441.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,341,441.39
Interest - Class A-2a Notes	$1,002,073.20	$1,002,073.20	$0.00	$0.00	$49,339,368.19
Interest - Class A-2b Notes	$956,224.10	$956,224.10	$0.00	$0.00	$48,383,144.09
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$46,534,685.76
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$46,260,685.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,260,685.76
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$46,086,995.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,086,995.76
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$46,086,995.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$46,086,995.76
Regular Principal Payment	$51,419,822.41	$46,086,995.76	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,437,374.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$46,086,995.76
Total					$46,086,995.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,368,988.49	$84.56	$1,002,073.20	$3.34	$26,371,061.69	$87.90
Class A-2b Notes	$20,718,007.27	$84.56	$956,224.10	$3.90	$21,674,231.37	$88.46
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,086,995.76	$29.19	$4,254,445.63	$2.69	$50,341,441.39	$31.88

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$278,353,666.50	0.9278456	$252,984,678.01	0.8432823
Class A-2b Notes	$227,322,160.98	0.9278456	$206,604,153.71	0.8432823
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,209,615,827.48	0.7660936	$1,163,528,831.72	0.7369050

Pool Information
Weighted Average APR	4.775%	4.778%
Weighted Average Remaining Term	50.80	50.00
Number of Receivables Outstanding	37,637	36,915
Pool Balance	$1,315,119,228.15	$1,268,282,425.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,233,422,683.40	$1,189,774,962.37
Pool Factor	0.7787322	0.7509983

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$78,507,463.50
Targeted Overcollateralization Amount	$110,086,420.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,753,594.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$558,389.78
(Recoveries)		10	$17,947.27
Net Loss for Current Collection Period			$540,442.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4931%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2854%
Second Prior Collection Period			0.3998%
Prior Collection Period			0.2986%
Current Collection Period			0.5021%
Four Month Average (Current and Prior Three Collection Periods)			0.3715%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		575	$2,805,434.86
(Cumulative Recoveries)			$56,153.92
Cumulative Net Loss for All Collection Periods			$2,749,280.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1628%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,879.02
Average Net Loss for Receivables that have experienced a Realized Loss			$4,781.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.66%	197	$8,374,972.88
61-90 Days Delinquent	0.06%	16	$714,806.67
91-120 Days Delinquent	0.05%	8	$572,897.13
Over 120 Days Delinquent	0.02%	8	$313,130.31
Total Delinquent Receivables	0.79%	229	$9,975,806.99

Repossession Inventory:
Repossessed in the Current Collection Period		11	$412,225.49
Total Repossessed Inventory		28	$1,415,036.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0966%
Prior Collection Period			0.1116%
Current Collection Period			0.0867%
Three Month Average			0.0983%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1262%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,269,981.59
2 Months Extended	138	$5,799,207.22
3+ Months Extended	15	$600,516.12

Total Receivables Extended	230	$9,669,704.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer